Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Summary of equity

Total equity
In EUR million	2024	2023	2022
Share capital and share premium
- Share capital	31	35	37
- Share premium	17,116	17,116	17,116
	17,148	17,151	17,154

Other reserves
- Revaluation reserve: Equity securities at FVOCI	1,816	1,152	1,187
- Revaluation reserve: Debt instruments at FVOCI	-479	-280	-341
- Revaluation reserve: Cash flow hedge	-1,693	-2,058	-3,055
- Revaluation reserve: Credit liability	-15	31	70
- Revaluation reserve: Property in own use	161	178	176
- Net defined benefit asset/liability remeasurement reserve	-333	-317	-232
- Currency translation reserve	-1,986	-2,527	-2,395
- Share of associates and joint ventures and other reserves	2,607	3,047	3,603
- Treasury shares	-765	-1,994	-1,205
	-687	-2,767	-2,192

Retained earnings	36,243	40,299	41,538

Shareholders’ equity (parent)	52,703	54,684	56,500
Non-controlling interests	995	944	504
Total equity	53,698	55,628	57,004

Schedule of share capital

Share capital
				Ordinary shares (par value EUR 0.01)
	Number x 1,000			In EUR million
	2024	2023	2022	2024	2023	2022
Authorised share capital	9,142,000	9,142,000	9,142,000	91	91	91
Unissued share capital	5,994,609	5,643,806	5,415,461	60	56	54
Issued share capital	3,147,391	3,498,194	3,726,539	31	35	37

Reserves and other equity interest

Changes in issued share capital
	Ordinary shares (par value EUR 0.01)
	Number x 1,000	In EUR million
Issued share capital as at 31 December 2021	3,904,065	39
Issue of shares	2,935
Cancellation of shares	-180,461	-2
Issued share capital as at 31 December 2022	3,726,539	37
Issue of shares	5
Cancellation of shares	-228,350	-2
Issued share capital as at 31 December 2023	3,498,194	35
Cancellation of shares	-350,803	-4
Issued share capital as at 31 December 2024	3,147,391	31

Share premium
In EUR million	2024	2023	2022
Opening balance	17,116	17,116	17,105
Issue of shares	0	0	12
Closing balance	17,116	17,116	17,116

Changes in revaluation reserve: Equity securities and Debt instruments at FVOCI
	Equity securities at FVOCI			Debt instruments at FVOCI
In EUR million	2024	2023	2022	2024	2023	2022
Opening balance	1,152	1,187	1,282	-280	-341	96
Unrealised revaluations	664	-35	-118	-261	53	-412
Realised gains/losses transferred to the statement of profit or loss				62	9	-25
Realised revaluations transferred to retained earnings	0	1	23
Closing balance	1,816	1,152	1,187	-479	-280	-341

Changes in cash flow hedge and credit liability reserve
	Cash flow hedge			Credit liability
In EUR million	2024	2023	2022	2024	2023	2022
Opening balance	-2,058	-3,055	-153	31	70	-80
Changes in credit liability reserve				-46	-39	165
Unrealised revaluations	365	997	-2,901
Realised revaluations transferred to retained earnings						-15
Closing balance	-1,693	-2,058	-3,055	-15	31	70

Changes in Property in own use reserve
In EUR million	2024	2023	2022
Opening balance	178	176	208
Impact of IAS 29 on opening balance[1]			-20
Unrealised revaluations	3	10	15
Realised revaluations transferred to retained earnings	-20	-8	-26
Closing balance	161	178	176
[1]    Impact of application of hyperinflation accounting under IAS 29.

Changes in currency translation reserve
In EUR million	2024	2023	2022
Opening balance	-2,527	-2,395	-3,483
Impact of IAS 29 on opening balance[1]			647
Unrealised revaluations	-222	183	-7
Realised gains/losses transferred to the statement of profit or loss	1		4
Exchange rate differences	763	-316	444
Closing balance	-1,986	-2,527	-2,395
1    Impact of application of hyperinflation accounting under IAS 29.

Changes in share of associates, joint ventures and other reserves
In EUR million	2024	2023	2022
Opening balance	3,047	3,603	3,416
Result for the year	125	336	161
Transfer to/from retained earnings	-565	-892	26
Closing balance	2,607	3,047	3,603

Changes in treasury shares
	In EUR million			Number x 1,000
	2024	2023	2022	2024	2023	2022
Opening balance	-1,994	-1,205	-1,612	154,571	107,395	128,301
Purchased/sold for trading purposes	2	-7	4	-211	464	-312
Purchased under staff share plans	-43	-42		3,319	3,156
Distributed under staff share plans	43	41		-3,343	-3,106
Purchased under Share buyback programme	-3,774	-3,482	-1,721	247,584	275,013	159,866
Cancelled Share buyback programme	5,000	2,701	2,124	-350,803	-228,350	-180,461
Closing balance	-765	-1,994	-1,205	51,117	154,571	107,395

Changes in retained earnings
In EUR million	2024	2023	2022
Opening balance	40,299	41,538	35,462
Impact on opening balance[1]		-45	-563
Transfer to/from other reserves	585	899	-8
Result for the year	5,209	3,804	11,965
Dividend and other distributions	-4,124	-2,668	-3,349
Employee share plans	1	-7	15
Share buybacks and other changes	-5,728	-3,222	-1,984
Closing balance	36,243	40,299	41,538
1     In 2023, changes in policy following the adoption of IFRS 17 and change in policy for non-financial guarantees. 2022: impact of application of hyperinflation accounting under IAS 29.

Non-distributable reserves
In EUR million	2024	2023	2022
ING Bank	5,672	6,727	8,408
Other	0	0	0
Non-distributable reserves	5,672	6,727	8,408
The following table shows the movement of the cash flow hedge reserve:

Movement cash flow hedge reserve
in EUR million	2024	2023
Opening balance	-2,058	-3,055
Value changes recognised in OCI	743	1,922
Amounts recycled to profit or loss	-209	-325
Income tax	-140	-381
Exchange rate and other changes	-14	-103
Adjustment for non controlling interest	-14	-116
Movement for the year	365	997
Ending balance	-1,693	-2,058